Segment Information (Details)	9 Months Ended
	Sep. 30, 2020 USD ($) segment	Dec. 31, 2019 USD ($)
Segment Information
Number of reportable segments | segment	1
Non-current assets	$ 6,919,839	$ 6,196,693
PRC
Segment Information
Non-current assets	4,258,416	2,655,953
USA
Segment Information
Non-current assets	$ 2,661,423	$ 3,540,740